Tangible assets - Sale of properties and future minimum lease payments required under operating leases (Details) $ in Millions	3 Months Ended
	Jun. 30, 2012 period property	Dec. 31, 2018 MXN ($)
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		$ 10,015
2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,756
2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,554
2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,376
2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,074
2023
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		768
2024 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		3,487
Fibra Uno
Tangible assets
Number of properties sold | property	220
Term of operating lease	20 years
Term of renewal periods	5 years
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		3,676
Fibra Uno | Maximum
Tangible assets
Number of additional renewal periods | period	4
Fibra Uno | 2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2023
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		276
Fibra Uno | 2024 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		2,296
Other Operating Leases
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		6,339
Other Operating Leases | 2019
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,480
Other Operating Leases | 2020
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,278
Other Operating Leases | 2021
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		1,100
Other Operating Leases | 2022
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		798
Other Operating Leases | 2023
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		492
Other Operating Leases | 2024 and thereafter
Future minimum lease payments required under the Bank's operating leases
Total commitments for minimum payments under operating lease		$ 1,191